Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Passthrough differences - temporary	$ 30,112	$ 28,130
Loss on arbitration		11,544
Share-based compensation	4,089	4,567
Net operating loss	24,296	17,658
Other	163
Non-current deferred income tax assets	58,660	61,899
Other
Non-current deferred income tax liabilities
Less: valuation allowance	58,660	61,899
Total deferred income tax liability